Nature of Operations - Additional Information (Details) $ in Thousands		3 Months Ended		6 Months Ended
	Aug. 19, 2024 $ / shares	Oct. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($)	Apr. 30, 2024 CAD ($)
Disclosure Of Nature Of Operations [Line Items]
Operating losses		$ 2,553	$ 2,409	$ 6,552	$ 5,827
Accumulated deficit		105,112		105,112		$ 98,560
Cash on hand		$ 3,600		$ 3,600
Top of Range
Disclosure Of Nature Of Operations [Line Items]
Common stock per share | $ / shares	$ 1